Business segment information - Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 858,198	$ 715,102
Ireland
Segment Reporting Information [Line Items]
Revenue	308,121	314,972
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	120,354	102,431
U.S.
Segment Reporting Information [Line Items]
Revenue	352,496	225,467
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 77,227	$ 72,232